Payable Third-Party Loans	12 Months Ended
Dec. 31, 2025
Payable Third-Party Loans [Abstract]
Payable third-party loans
9.	Payable third-party loans

The following is a summary of payable third-party loans as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB	RMB
Third-party loans	1,078	6,208
Total	1,078	6,208

The following is a summary repayment term as of December 31, 2025:

	Maturity date	Principal amount
		RMB
Loan 1	2026-8-26	1,054
Loan 2	2026-8-31	1,154
Loan 3	2026-3-31	903
Loan 4	2026-8-31	304
Loan 5	2026-11-30	98
Loan 6	2026-7-31	984
Loan 7	2026-9-30	252
Loan 8	2026-10-31	706
Loan 9	2026-11-30	753
Total		6,208

The loans are short-term loans without interest and are all used for daily operating expenses.